ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Accounts receivable	318,131	378,365	60,982
Less: allowance for doubtful accounts	(11,894)	(58,871)	(9,489)

	306,237	319,494	51,493

As of December 31, 2013 and 2014, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Balance, beginning of year	25,545	11,894	1,918
Additions for the current year	23,804	54,227	8,740
Deductions for the current year
-Recovery	(103)	(7,250)	(1,169)
-Written off	(37,352)	—	—

Balance, end of year	11,894	58,871	9,489